J.P. Morgan Mutual Fund Group

270 Park Avenue

New York, NY 10017

July 1, 2011

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Vincent J. DiStefano

Re:	J.P. Morgan Mutual Fund Group (the “Trust”)
on behalf of JPMorgan Short Term Bond Fund II
File Nos. 811-5151 and 333-14196

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the JPMorgan Short Term Bond Fund II does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 106 (Amendment No. 145 under the Investment Company Act of 1940) filed electronically on June 29, 2011.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/  Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary